Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Total	$ 451,586	$ 0
Development mockup
Property, Plant and Equipment
Total	397,785	0
Construction in progress ("CIP")
Property, Plant and Equipment
Total	44,375	0
Computer hardware
Property, Plant and Equipment
Total	$ 9,426	$ 0